Equity Investments, Acquisitions and Dispositions (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Acquisitions and dispositions of equity method investments [Line Items]
Acquisition of equity investments		$ 4	$ 106
Ningbo ZRCC LyondellBasell New Material Co. Ltd. [Member]
Acquisitions and dispositions of equity method investments [Line Items]
Acquisition of equity investments	$ 104
Equity investment, ownership percentage (in hundredths)	50.00%	50.00%	50.00%
Equity method investments, description of principal activities			The joint venture constructed a new PO and SM unit in Zhenhai Ningbo, China which began production in January 2022. The unit utilizes LyondellBasell’s leading PO/SM technology and has the capacity to produce 275 thousand tons of PO and 600 thousand tons of SM per year. Products produced by the joint venture will be marketed equally by both partners, expanding our respective participation in the Chinese market.